Equity (Reclassification out of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total net unrealized investment gains (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	$ (863)	$ (418)	$ (286)
Total reclassifications for the period
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	(863)	(418)	(286)
Reclassification out of Accumulated Other Comprehensive Income | Total net unrealized investment gains (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	863	418	286
Reclassification out of Accumulated Other Comprehensive Income | Total reclassifications for the period
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	863	418	286
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized investment gains (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized Gain (Loss) on Investments	(4,032)	(1,874)	(672)
Reclassification out of Accumulated Other Comprehensive Income | Currency/Interest Rate | Cash flow hedges - Currency/Interest rate
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized Gain (Loss) on Investments	$ 4,895	$ 2,292	$ 958